Deconsolidation (Details)												3 Months Ended	5 Months Ended		12 Months Ended
	Apr. 06, 2023 CNY (¥)	Apr. 06, 2023 USD ($)	Jan. 01, 2023 CNY (¥)	Jan. 01, 2023 USD ($)	Jul. 01, 2022 CNY (¥)	Jul. 01, 2022 USD ($)	May 25, 2022 CNY (¥)	May 25, 2022 USD ($)	May 25, 2022 USD ($)	Oct. 01, 2021 CNY (¥)	Oct. 01, 2021 HKD ($)	Dec. 31, 2021 CNY (¥)	May 25, 2022 CNY (¥)	May 25, 2022 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Nov. 01, 2022	May 25, 2022 HKD ($)
Deconsolidation (Details) [Line Items]
Noncontrolling interest percentage										49.00%	49.00%
Related party receivable															¥ 3,229,486		¥ 1,180		$ 455,968
Issued share capital, amount			¥ 0					$ 391,186	$ 391,186					$ 391,186							$ 3,050,000
Cost method investments							¥ 1,460,484	209,701
Recognized gain loss amount	¥ 17,801,786	$ 2,526,259					¥ 387,632	$ 55,657
Income													¥ 1,826,318	$ 262,229			¥ 8,952,752	¥ (901,526)
Disposal rate					99.00%	99.00%
Unrelated individuals rate					¥ 1
Gain on disposal					¥ 65,587	$ 9,417
Equity interest amount															8,887,165,000,000				$ 1,276,049,000,000
loss from disposal			¥ 1,100,000	$ 200,000											1,100,000	200,000
Recognized gain loss amount															¥ 17,801,786	$ 2,526,259
Shenzhen Kuxuanyou [Member]
Deconsolidation (Details) [Line Items]
Equity interest																				100.00%
Bimai [Member]
Deconsolidation (Details) [Line Items]
Equity interest			100.00%
Fe-da Electronics [Member]
Deconsolidation (Details) [Line Items]
Equity interest															100.00%				100.00%
ICinit [Member]
Deconsolidation (Details) [Line Items]
Equity interest									19.00%
Pengcheng Keyi [Member]
Deconsolidation (Details) [Line Items]
Acquisition description															On July 1, 2022, Viwotong Tech entered into an equity transfer agreement to transfer 99.0% and 1.0% of the issued share capital of Pengcheng Keyi to two unrelated individuals at RMB 1.0 and RMB 0.1, respectively. The disposal resulted in a gain from disposal of RMB 65,587 (USD 9,417).	On July 1, 2022, Viwotong Tech entered into an equity transfer agreement to transfer 99.0% and 1.0% of the issued share capital of Pengcheng Keyi to two unrelated individuals at RMB 1.0 and RMB 0.1, respectively. The disposal resulted in a gain from disposal of RMB 65,587 (USD 9,417).
Disposal rate					1.00%	1.00%
Unrelated individuals rate					¥ 0.1
ICinit [Member]
Deconsolidation (Details) [Line Items]
Issued share capital percentage									30.00%	2.00%	2.00%
Consideration amount										¥ 41,000,000,000	$ 50,000
Retained interest amounted															¥ 410,337
Income												¥ 721,439
ICinit [Member] | Related Party [Member]
Deconsolidation (Details) [Line Items]
Related party receivable															¥ 27,589,530